Deferred Tax Liabilities	12 Months Ended
Jun. 30, 2026
Deferred Tax Liabilities [Abstract]
DEFERRED TAX LIABILITIES

13. DEFERRED TAX LIABILITIES

	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

As of July 1	6,466,803	7,237,031	18,348,653
Recognized in profit or loss	(6,466,803)	(770,228)	(11,111,622)
As of June 30	-	6,466,803	7,237,031

Components of deferred tax assets and liabilities at the end of each reporting period comprise the tax effects of:

	June 30, 2026	June 30, 2025
	RM	RM

Excess of net carrying amount over tax written down value of plant and equipment	-	7,447,199
Unabsorbed capital allowances	-	(4,621,659)
Unabsorbed tax losses	-	(883,509)
Intangible assets	-	4,524,772
	-	6,466,803

During the financial year ended June 30, 2026, the Group transferred certain property, plant and equipment and intangible assets among Group entities as part of an internal reorganization. Following the transfer, foreign currency translation differences arose due to differences in the functional currencies of the relevant entities and were recognized in the Exchange Translation Reserve. The related deferred tax liabilities were reassessed and reversed, with the reversal recognized in income tax expense for the year.